Other Payables, Including Derivatives (Schedule of Composition of Other Payables, Including Derivatives) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other payables, including derivatives [Abstract]
Employees and related liabilities	₪ 133	₪ 126
Government institutions	29	43
Interest payable	54	86
Accrued expenses	1	3
Deferred revenue	42	19
Derivative financial instruments	18	2
Other payables, including derivatives	₪ 277	₪ 279